INSURANCE - Insurance service result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INSURANCE
Income from insurance activities	$ 40,788,242	$ 40,431,615	$ 41,744,742
Incurred claims	(6,812,929)	(5,610,340)
Acquisition and administrative expenses	(13,165,411)	(6,896,491)
Insurance service expenses	(19,978,340)	(12,506,831)	(12,860,867)
Allocation of reinsurance premiums	299,918	323,572
Amounts recoverable from reinsurers for incurred claims	155,091	80,550
Net expenses from reinsurance contracts held	(144,827)	(243,022)	(867,616)
Insurance service result - NIIF 17	20,665,075	27,681,762
Broker activity operations	4,329,663	3,744,389	$ 2,697,458
Insurance service result	24,994,738	31,426,151
PAA
INSURANCE
Income from insurance activities	$ 40,788,242	$ 40,431,615